EQUITY - Distributions Made to each Class of Partnership Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Partnership Units [Line Items]
Limited Partners			$ 1,741	$ 2,831
Distributions to specified holders	$ 315	$ 312	$ 630	$ 605
Distributions per unit (in dollars per share)	$ 0.335	$ 0.350	$ 0.680	$ 0.700
Limited partners
Schedule of Partnership Units [Line Items]
Limited Partners	$ 113	$ 112	$ 226	$ 217
REUs | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited Partners			404	387
Distributions to specified holders	200	199	400	384
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions to specified holders	2	1	4	3
FV LTIP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions to specified holders	$ 0	$ 0	$ 0	$ 1